Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity Reserve	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury shares
Balance, shares at Dec. 31, 2022			118,349,090
Balance, amount at Dec. 31, 2022	$ 98,021	$ 9,852	$ 145,515	$ (5,223)	$ (52,026)	$ (97)
Statement [Line Items]
At the market issuances, shares			253,700
At the market issuances, amount	207	0	$ 207	0	0	0
Carrying value of RSUs exercised, shares			592,667
Carrying value of RSUs exercised, amount	0	(512)	$ 512	0	0	0
Issuance costs	(5)	0	(5)	0	0	0
Share-based payments	339	339	0	0	0	0
Net loss for the period	(352)	0	0	0	(352)	0
Currency translation differences	(263)	0	0	(263)	0	0
Balance, amount at Mar. 31, 2023	97,947	9,679	$ 146,229	(5,486)	(52,378)	(97)
Balance, shares at Mar. 31, 2023			119,195,457
Balance, shares at Dec. 31, 2023			128,728,248
Balance, amount at Dec. 31, 2023	106,001	11,041	$ 151,688	(5,208)	(51,423)	(97)
Statement [Line Items]
At the market issuances, shares			1,886,248
Carrying value of RSUs exercised, shares			585,265
Carrying value of RSUs exercised, amount	0	(512)	$ 512	0	0	0
Issuance costs	(38)	0	(38)	0	0	0
Share-based payments	423	423	0	0	0	0
Net loss for the period	599	0	0	0	599	0
Currency translation differences	(111)	0	0	(111)	0	0
At the market issuances, amount	926	0	926	0	0	0
Balance, amount at Mar. 31, 2024	$ 107,800	$ 10,952	$ 153,088	$ (5,319)	$ (50,824)	$ (97)
Balance, shares at Mar. 31, 2024	1,256,000		131,199,761